Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current
Cash and cash equivalents	$ 159,639	$ 139,481
Restricted cash - current	3,000
Accounts receivable, including non-trade of $7,998 (2013 - $18,084) (note 12)	11,265	19,844
Prepaid expenses	3,975	5,756
Current portion of derivative assets (note 12)		18,444
Current portion of net investments in direct financing leases (note 4)	15,837	16,441
Current portion of advances to joint venture partner (note 6a)		14,364
Advances to affiliates (notes 11i and 12)	11,942	6,634
Total current assets	205,658	220,964
Restricted cash - long-term (note 4)	42,997	497,298
Vessels and equipment
At cost, less accumulated depreciation of $588,735 (2013 - $413,074)	1,659,807	1,253,763
Vessels under capital leases, at cost, less accumulated depreciation of $50,898 (2013 - $152,020) (note 4)	91,776	571,692
Advances on newbuilding contracts (notes 11h and 13)	237,647	97,207
Total vessels and equipment	1,989,230	1,922,662
Investment in and advances to equity accounted joint ventures (notes 5, 6b, 6c, 11f and 11g)	891,478	671,789
Net investments in direct financing leases (note 4)	666,658	683,254
Other assets (notes 5b and 10)	44,679	28,284
Derivative assets (note 12)	441	62,867
Intangible assets - net (note 7)	87,646	96,845
Goodwill - liquefied gas segment (note 7)	35,631	35,631
Consolidated total assets	3,964,418	4,219,594
Current
Accounts payable	643	1,741
Accrued liabilities (notes 8, 12 and 17)	39,037	45,796
Unearned revenue	16,565	14,342
Current portion of long-term debt (note 9)	157,235	97,114
Current obligations under capital lease (note 4)	4,422	31,668
Current portion of in-process contracts (note 5b)	4,736	1,113
Current portion of derivative liabilities (note 12)	57,678	76,980
Advances from affiliates (notes 11i and 12)	43,205	19,270
Total current liabilities	323,521	288,024
Long-term debt (note 9)	1,766,889	1,680,393
Long-term obligations under capital lease (note 4)	59,128	566,661
Long-term unearned revenue	33,938	36,689
Other long-term liabilities (notes 4 and 5d)	74,734	69,480
In-process contracts (note 5b)	32,660	3,660
Derivative liabilities (note 12)	126,177	130,903
Total liabilities	2,417,047	2,775,810
Commitments and contingencies (notes 4, 5, 9, 12 and 13)
Equity
Limited Partners	1,482,647	1,338,133
General Partner	56,508	52,526
Accumulated other comprehensive (loss) income	(1,403)	131
Partners' equity	1,537,752	1,390,790
Non-controlling interest	9,619	52,994
Total equity	1,547,371	1,443,784
Total liabilities and total equity	$ 3,964,418	$ 4,219,594